Summary of Significant Accounting and Reporting Policies - Noncontrolling Interest (Details) - NEP OpCo [Member]	Dec. 31, 2014
Noncontrolling Interest [Line Items]
Noncontrolling interest, percent ownership	20.10%
Noncontrolling interest, percent ownership by noncontrolling owners	79.90%